Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees, commitments and risks
Guarantees	€ 8,801	€ 9,652
Joint ventures
Guarantees, commitments and risks
Guarantees	1,473	165
Associates
Guarantees, commitments and risks
Guarantees	6,694	9,063
Others
Guarantees, commitments and risks
Guarantees	€ 634	€ 424